Share Based Compensation - Restricted Stock Units Rollforward (Details) - Restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of restricted shares
Unvested and outstanding beginning balance (shares)	1,089,650	415,000
Granted (shares)	294,800	1,215,650
Vested (shares)	(785,511)	(204,500)
Forfeited (shares)	(195,608)	(336,500)
Unvested and outstanding ending balance (shares)	403,331	1,089,650
Weighted average grant date fair value
Unvested and outstanding beginning balance (usd per share)	$ 8.63	$ 12.09
Granted (usd per share)	2.43	8.27
Vested (usd per share)	8.61	11.49
Forfeited (usd per share)	9.25	10.22
Unvested and outstanding ending balance (usd per share)	$ 3.50	$ 8.63